Prospectus Supplement July 1, 2018

For the following funds with prospectuses dated August 1, 2017 –

June 1, 2018 (each as supplemented to date):

AMCAP Fund®

American Balanced Fund®

American Funds Corporate Bond FundSM

American Funds Developing World Growth and Income FundSM

American Funds Emerging Markets Bond Fund®

American Funds Global Balanced FundSM

American Funds Inflation Linked Bond Fund®

American Funds Mortgage Fund®

American Funds Strategic Bond FundSM

American High-Income Trust®

American Mutual Fund®

The Bond Fund of America®

Capital Income Builder®

Capital World Bond Fund®

Capital World Growth and Income Fund®

EuroPacific Growth Fund®

Fundamental Investors®

The Growth Fund of America®

The Income Fund of America®

Intermediate Bond Fund of America®

International Growth and Income FundSM

The Investment Company of America®

The New Economy Fund®

New Perspective Fund®

New World Fund®

Short-Term Bond Fund of America®

SMALLCAP World Fund,® Inc.

U.S. Government Securities Fund®

1.	Effective July 2, 2018, the following is added to the section titled “The Capital SystemSM” in the “Management and organization” section of AMCAP Fund prospectus:

Aidan O’Connell, Partner, Capital Research Global Investors, serves as an equity portfolio manager for the fund. Aidan serves as Vice President of the fund and has 20 years of investment experience in total (14 years with Capital Research and Management Company or affiliate). He has 3 years of experience in managing the fund and 9 years of prior experience as an investment analyst for the fund.

2.	Effective July 2, 2018, the following is added to the section titled “The Capital SystemSM” in the “Management and organization” section of American Balanced Fund prospectus:

Paul Benjamin, Partner, Capital World Investors, serves as an equity portfolio manager for the fund. Paul serves as Senior Vice President of the fund and has 19 years of investment experience in total (13 years with Capital Research and Management Company or affiliate). He has 4 years of experience in managing the fund and 8 years of prior experience as an investment analyst for the fund.

3.	Effective July 2, 2018, the following is added to the section titled “The Capital SystemSM” in the “Management and organization” section of Capital World Growth and Income Fund prospectus:

Harold H. La no longer serves as an equity portfolio manager for the fund.

4.	Effective July 2, 2018, the following is added to the section titled “The Capital SystemSM” in the “Management and organization” section of The Growth Fund of America prospectus:

Anne-Marie Peterson, Partner, Capital World Investors, serves as an equity portfolio manager for the fund. Anne-Marie serves as Vice President of the fund and has 24 years of investment experience in total (13 years with Capital Research and Management Company or affiliate). She has 5 years of experience in managing the fund and 7 years of prior experience as an investment analyst for the fund.

5.	Effective July 2, 2018, the following is added to the section titled “The Capital SystemSM” in the “Management and organization” section of International Growth and Income Fund prospectus:

Carl M. Kawaja no longer serves as an equity portfolio manager for the fund.

Michael Cohen, Partner, Capital World Investors, and Leo Hee, Partner, Capital World Investors, serve as equity portfolio managers for the fund. Michael has 28 years of investment experience in total (18 years with Capital Research and Management Company or affiliate). He has less than 1 year of experience in managing the fund. Leo has 24 years of investment experience in total (14 years with Capital Research and Management Company or affiliate). He has 3 years of experience in managing the fund and 6 years of prior experience as an investment analyst for the fund.

6.	Effective July 2, 2018, the following is added to the section titled “The Capital SystemSM” in the “Management and organization” section of The Investment Company of America prospectus:

Bradley J. Vogt no longer serves as an equity portfolio manager for the fund.

Martin Romo, Partner, Capital Research Global Investors serves as an equity portfolio manager for the fund. Martin has 26 years of investment experience in total (25 years with Capital Research and Management Company or affiliate). He has less than 1 year of experience in managing the fund.

7.	Effective July 2, 2018, the following is added to the section titled “The Capital SystemSM” in the “Management and organization” section of New Perspective Fund prospectus:

Isabelle de Wismes no longer serves as an equity portfolio manager for the fund.

Andraz Razen, Partner, Capital World Investors serves as an equity portfolio manager for the fund. Andraz has 20 years of investment experience in total (14 years with Capital Research and Management Company or affiliate). He has 3 years of experience in managing the fund.

8.	Effective July 2, 2018, the following is added to the section titled “The Capital SystemSM” in the “Management and organization” section of SMALLCAP World Fund prospectus:

Lawrence Kymisis no longer serves as an equity portfolio manager for the fund.

9.	The third paragraph under the heading “Sales charge reductions and waivers” in the prospectus is amended in its entirety to read as follows:

Reducing your Class A initial sales charge Consistent with the policies described in this prospectus, you and your “immediate family” (your spouse — or equivalent, if recognized under local law — and your children under the age of 21 or ABLE accounts for disabled adult dependents) may combine all of your American Funds investments to reduce Class A sales charges. In addition, two or more retirement plans of an employer or an employer’s affiliates may combine all of their American Funds investments to reduce Class A sales charges. However, for this purpose, investments representing direct purchases of American Funds U.S. Government Money Market Fund are excluded. Following are different ways that you may qualify for a reduced Class A sales charge:

10. The first paragraph under the heading “Appendix – Sales charge waivers” in the prospectus is amended in its entirety to read as follows:

The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. Please contact the applicable intermediary with any questions regarding how the intermediary applies the policies described below and to ensure that you understand what steps you must take to qualify for any available waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from the fund or through another intermediary to receive these waivers or discounts. If you change intermediaries after you purchase fund shares, the policies and procedures of the new service provider (either your new intermediary or the fund’s transfer agent) will apply to your account.  Those policies may be more or less favorable than those offered by the intermediary through which you purchased your fund shares.  You should review any policy differences before changing intermediaries.

11. The following is added to the end of the “Appendix – Sales charge waivers” section of the prospectus:

Morgan Stanley Wealth Management

Morgan Stanley Wealth Management Class A share front-end sales charge waiver

Effective July 1, 2018, Morgan Stanley Wealth Management clients purchasing Class A shares of the fund through Morgan Stanley transactional brokerage accounts are entitled to a waiver of the front-end load in the following additional circumstances:

•	Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules.
•	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.
•	Class C (level load) share positions that are no longer subject to a contingent deferred sales charge and are converted to a Class A share in the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program.
•	Shares purchased from the proceeds of redemptions within the same fund family under a Rights of Reinstatement provision, provided the repurchase occurs within 90 days following the redemption, the redemption and purchase occur in the same account, and redeemed shares were subject to a front-end or deferred sales load.

Unless specifically described above, no other front-end load waivers are available to mutual fund purchases by Morgan Stanley Wealth Management clients.

Morgan Stanley Wealth Management Class R-4 share employer-sponsored retirement plan eligibility

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

Keep this supplement with your prospectus.

Lit. No. MFGEBS-286-0718P Printed in USA CGD/AFD/10039-S68460

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS SUPPLEMENT IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS SUPPLEMENT ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	STEVEN I. KOSZALKA
STEVEN I. KOSZALKA
SECRETARY
/s/	LAURIE D. NEAT
LAURIE D. NEAT
SECRETARY
/s/	MICHAEL W. STOCKTON
MICHAEL W. STOCKTON
SECRETARY

Statement of Additional Information Supplement July 1, 2018

For the following funds with statements of additional information dated September 1, 2017–May 1, 2018 (as supplemented to date):

AMCAP Fund® American Balanced Fund® Capital World Growth and Income Fund® The Growth Fund of America® International Growth and Income FundSM
The Investment Company of America® New Perspective Fund® SMALLCAP World Fund,® Inc.

1. The table under the heading “Portfolio manager fund holdings and other managed accounts” in the “Management of the fund” section of AMCAP Fund statement of additional information is amended in its entirety to read as follows:

The following table reflects information as of February 28, 2018:

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions) [2,3]
Claudia P. Huntington	Over $1,000,000	4	$95.7	1	$0.07	None
James Terrile	Over $1,000,000	4	$343.9	1	$0.07	None
Barry S. Crosthwaite	Over $1,000,000	2	$280.5	3	$0.68	None
Eric S. Richter	Over $1,000,000	3	$211.3	2	$0.57	None
Aidan O’Connell[4]	$500,001 – $1,000,000	2	$46.2	None		None
Lawrence R. Solomon	Over $1,000,000	1	$185.2	1	$0.07	None
[1]	Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; $100,001 – $500,000; $500,001 – $1,000,000; and Over $1,000,000. The amounts listed include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
[2]	Indicates other RIC(s), PIV(s) or other accounts managed by Capital Research and Management Company or its affiliates for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the RIC(s), PIV(s) or other accounts and are not the total assets managed by the individual, which is a substantially lower amount. No RIC, PIV or other account has an advisory fee that is based on the performance of the RIC, PIV or other account, unless otherwise noted.
[3]	Personal brokerage accounts of portfolio managers and their families are not reflected.
[4]	Aidan O’Connell was disclosed as a portfolio manager of the fund on July 2, 2018. Information is as of May 31, 2018.

2. The table under the heading “Portfolio manager fund holdings and other managed accounts” in the “Management of the fund” section of American Balanced Fund statement of additional information is amended in its entirety to read as follows:

The following table reflects information as of December 31, 2017:

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[2,3]
Gregory D. Johnson	Over $1,000,000	1	$96.5	None		None
Hilda L. Applbaum	$500,001 – $1,000,000	2	$111.7	2	$0.65	None
Paul Benjamin[4]	$100,001 – $500,000	None		None		None
Jeffrey T. Lager	$500,001 – $1,000,000	2	$126.8	None		None
James R. Mulally	Over $1,000,000	8	$142.8	1	$0.11	None
John H. Smet	$500,001 – $1,000,000	20	$280.9	None		None
Alan N. Berro	Over $1,000,000	25	$264.4	None		None
Pramod Atluri	$500,001 – $1,000,000[5]	2	$48.2	None		None
Michael T. Kerr	Over $1,000,000	3	$299.0	None		None
John R. Queen	$100,001 – $500,000	3	$32.1	2	$0.67	49	$0.71
Alan J. Wilson	Over $1,000,000	3	$303.6	None		None
[1]	Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; $100,001 – $500,000; $500,001 – $1,000,000; and Over $1,000,000. The amounts listed include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
[2]	Indicates other RIC(s), PIV(s) or other accounts managed by Capital Research and Management Company or its affiliates for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the RIC(s), PIV(s) or other accounts and are not the total assets managed by the individual, which is a substantially lower amount. No RIC, PIV or other account has an advisory fee that is based on the performance of the RIC, PIV or other account, unless otherwise noted.
[3]	Personal brokerage accounts of portfolio managers and their families are not reflected.
[4]	Paul Benjamin was disclosed as a portfolio manager of the fund on July 2, 2018. Information is as of May 31, 2018.
[5]	Information is as of February 13, 2018.

3. The table under the heading “Portfolio manager fund holdings and other managed accounts” in the “Management of the fund” section of Capital World Growth and Income Fund statement of additional information is amended in its entirety to read as follows:

The following table reflects information as of November 30, 2017:

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[2,3]
Mark E. Denning	$100,001 – $500,000	4	$251.7	2	$1.96	None
L. Alfonso Barroso	Over $1,000,000	3	$133.1	None		None
Michael Cohen	$100,001 – $500,000	None		7	$4.70	34[4]	$13.71
Sung Lee	$100,001 – $500,000	3	$171.3	None		None
David M. Riley	Over $1,000,000	3	$124.9	1	$0.62	None
Joyce E. Gordon	Over $1,000,000	3	$250.3	1	$0.44	None
Eric S. Richter	Over $1,000,000	3	$168.4	2	$0.49	None
James Terrile	$500,001 – $1,000,000	4	$295.2	1	$0.06	None
[1]	Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; $100,001 – $500,000; $500,001 – $1,000,000; and Over $1,000,000. The amounts listed include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
[2]	Indicates other RIC(s), PIV(s) or other accounts managed by Capital Research and Management Company or its affiliates for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the RIC(s), PIV(s) or other accounts and are not the total assets managed by the individual, which is a substantially lower amount. No RIC, PIV or other account has an advisory fee that is based on the performance of the RIC, PIV or other account, unless otherwise noted.
[3]	Personal brokerage accounts of portfolio managers and their families are not reflected.

4 The advisory fee of four of these accounts (representing $6.06 billion in total assets) is based partially on their investment results.

4. The table under the heading “Portfolio manager fund holdings and other managed accounts” in the “Management of the fund” section of The Growth Fund of America statement of additional information is amended in its entirety to read as follows:

The following table reflects information as of August 31, 2017:

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[2,3]
Christopher D. Buchbinder	Over $1,000,000	2	$96.3	2	$0.54	None
Mark L. Casey	Over $1,000,000[4]	2	$113.6	None		None
Barry S. Crosthwaite	Over $1,000,000	2	$144.0	2	$0.54	None
J. Blair Frank	Over $1,000,000	3	$68.8	None		None
Joanna F. Jonsson	Over $1,000,000	20	$294.2	2	$2.54	None
Carl M. Kawaja	Over $1,000,000	3	$168.2	1	$3.90	None
Michael T. Kerr	Over $1,000,000	3	$230.4	None		None
Donald D. O’Neal	Over $1,000,000	2	$116.4	1	$0.43	None
Anne-Marie Peterson[5]	$500,001 – $1,000,000	None		None		None
Martin Romo	Over $1,000,000	3	$115.6	None		None
Lawrence R. Solomon	Over $1,000,000	1	$56.5	1	$0.05	None
James Terrile	Over $1,000,000	4	$203.2	1	$0.05	None
Alan J. Wilson	Over $1,000,000	3	$234.4	None		None
[1]	Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; $100,001 – $500,000; $500,001 – $1,000,000; and Over $1,000,000. The amounts listed include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
[2]	Indicates other RIC(s), PIV(s) or other accounts managed by Capital Research and Management Company or its affiliates for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the RIC(s), PIV(s) or other accounts and are not the total assets managed by the individual, which is a substantially lower amount. No RIC, PIV or other account has an advisory fee that is based on the performance of the RIC, PIV or other account, unless otherwise noted.
[3]	Personal brokerage accounts of portfolio managers and their families are not reflected.
[4]	Information is as of September 18, 2017.
[5]	Anne-Marie Peterson was disclosed as a portfolio manager of the fund on July 2, 2018. Information is as of May 31, 2018.

5. The table under the heading “Portfolio manager fund holdings and other managed accounts” in the “Management of the fund” section of International Growth and Income Fund statement of additional information is amended in its entirety to read as follows:

The following table reflects information as of June 30, 2017:

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[2,3]
Steven T. Watson	Over $1,000,000	4	$69.8	6	$4.69	546	$7.30
Andrew B. Suzman	Over $1,000,000	21	$359.6	None		None
Patrice Collette	$100,001 – $500,000	1	$5.9	1	$0.27	None
Michael Cohen[4]	$100,001 – $500,000	2	$101.4	7	$4.63	33[5]	$10.64
Leo Hee[6]	$100,001 – $500,000	1	$41.8	2	$5.22	None
[1]	Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; $100,001 – $500,000; $500,001 – $1,000,000; and Over $1,000,000. The amounts listed include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
[2]	Indicates other RIC(s), PIV(s) or other accounts managed by Capital Research and Management Company or its affiliates for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the RIC(s), PIV(s) or other accounts and are not the total assets managed by the individual, which is a substantially lower amount. No RIC, PIV or other account has an advisory fee that is based on the performance of the RIC, PIV or other account, unless otherwise noted.
[3]	Personal brokerage accounts of portfolio managers and their families are not reflected.
[4]	Michael Cohen was disclosed as a portfolio manager of the fund on July 2, 2018. Information regarding dollar range of fund shares owned is as of June 25, 2018. All other information is as of May 31, 2018.
[5]	The advisory fee of three of these accounts (representing $2.99 billion in total assets) is based partially on their investment results.
[6]	Leo Hee was disclosed as a portfolio manager of the fund on July 2, 2018. Information regarding dollar range of fund shares owned is as of June 25, 2018. All other information is as of May 31, 2018.

6. The table under the heading “Portfolio manager fund holdings and other managed accounts” in the “Management of the fund” section of The Investment Company of America statement of additional information is amended in its entirety to read as follows:

The following table reflects information as of December 31, 2017:

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[2,3]
James B. Lovelace	Over $1,000,000	21	$299.7	1	$0.44	None
Donald D. O’Neal	Over $1,000,000	2	$208.2	1	$0.44	None
Christopher D. Buchbinder	Over $1,000,000	2	$186.9	2	$0.55	None
Joyce E. Gordon	Over $1,000,000	3	$256.6	1	$0.44	None
Grant L. Cambridge	Over $1,000,000	1	$109.3	1	$0.44	None
Barry S. Crosthwaite	Over $1,000,000	2	$238.5	3	$0.61	None
Eric S. Richter	Over $1,000,000	3	$174.5	2	$0.51	None
Martin Romo[4]	$500,001 – $1,000,000	3	$311.0	1	$0.51	None
[1]	Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; $100,001 – $500,000; $500,001 – $1,000,000; and Over $1,000,000. The amounts listed include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
[2]	Indicates other RIC(s), PIV(s) or other accounts managed by Capital Research and Management Company or its affiliates for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the RIC(s), PIV(s) or other accounts and are not the total assets managed by the individual, which is a substantially lower amount. No RIC, PIV or other account has an advisory fee that is based on the performance of the RIC, PIV or other account, unless otherwise noted.
[3]	Personal brokerage accounts of portfolio managers and their families are not reflected.
[4]	Martin Romo was disclosed as a portfolio manager of the fund on July 2, 2018. Information regarding dollar range of fund shares owned is as of June 26, 2018. All other information is as of May 31, 2018.

7. The table under the heading “Portfolio manager fund holdings and other managed accounts” in the “Management of the fund” section of New Perspective Fund statement of additional information is amended in its entirety to read as follows:

The following table reflects information as of September 30, 2017:

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[2,3]
Robert W. Lovelace	Over $1,000,000	1	$32.5	6	$4.58	13[4]	$2.65
Joanna F. Jonsson	Over $1,000,000	20	$396.3	2	$2.65	None
Noriko H. Chen	$100,001 – $500,000	1	$3.0	2	$2.65	None
Brady L. Enright	Over $1,000,000	3	$224.2	2	$2.65	None
Jonathan Knowles	$100,001 – $500,000	4	$229.9	3	$3.72	None
Andraz Razen[5]	$100,001 – $500,000	2	$67.5	2	$3.87	None
Steven T. Watson	Over $1,000,000	3	$14.3	7	$3.19	574[6]	$8.55
[1]	Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; $100,001 – $500,000; $500,001 – $1,000,000; and Over $1,000,000. The amounts listed include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
[2]	Indicates other RIC(s), PIV(s) or other accounts managed by Capital Research and Management Company or its affiliates for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the RIC(s), PIV(s) or other accounts and are not the total assets managed by the individual, which is a substantially lower amount. No RIC, PIV or other account has an advisory fee that is based on the performance of the RIC, PIV or other account, unless otherwise noted.
[3]	Personal brokerage accounts of portfolio managers and their families are not reflected.
[4]	The advisory fee of two of these accounts (representing $0.75 billion in total assets) is based partially on their investment results.
[5]	Andraz Razen was disclosed as a portfolio manager of the fund on July 2, 2018. Information regarding dollar range of fund shares owned is as of June 25, 2018. All other information is as of May 31, 2018.
[6]	The advisory fee of one of these accounts (representing $0.03 billion in total assets) is based partially on its investment results.

8. The table under the heading “Portfolio manager fund holdings and other managed accounts” in the “Management of the fund” section of SMALLCAP World Fund statement of additional information is amended in its entirety to read as follows:

The following table reflects information as of September 30, 2017:

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[2,3]
Jonathan Knowles	$100,001 – $500,000	4	$266.2	3	$3.72	None
Gregory W. Wendt	Over $1,000,000	1	$4.2	None		None
Brady L. Enright	$500,001 – $1,000,000	3	$260.5	2	$2.65	None
J. Blair Frank	Over $1,000,000	3	$202.2	None		None
Julian N. Abdey	$500,001 – $1,000,000	None		None		None
Bradford F. Freer[4]	$100,001 – $500,000	4	$46.9	1	$1.39	None
Aidan O’Connell	$500,001 – $1,000,000	1	$4.2	None		None
Mark E. Denning	$100,001 – $500,000	4	$299.2	2	$1.63	None
Peter Eliot	$500,001 – $1,000,000	None		None		None
Leo Hee	$100,001 – $500,000	2	$4.31	2	$0.96	None
Claudia P. Huntington	Over $1,000,000	4	$109.6	1	$0.05	None
Harold H. La	$100,001 – $500,000	3	$116.5	None		None
Andraz Razen	$100,001 – $500,000	1	$24.2	None		None
[4]	Information is as of May 31, 2018.

Keep this supplement with your statement of additional information.

Lit No. MFGEBS-290-0718O CGD/10149-S68797